UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS

May 1, 2022

THE GUARDIAN INVESTOR VARIABLE ANNUITY B SERIES

Issued by The Guardian Insurance & Annuity Company, Inc.

Separate Account R

The prospectus for the Guardian Investor Variable Annuity B Series, an individual flexible premium deferred variable annuity contract offered by The Guardian Insurance & Annuity Company, Inc. (GIAC, we, us, our), contains more information about the contract, including its features, benefits, and risks. You can find the current prospectus and other information about the contract online at https://guardianlife.onlineprospectus.net/guardianlife/B-Series/index.html?where=eengine.goToDocument(%22Product%20Prospectus%22). You can also obtain this information at no cost by calling 1-888-GUARDIAN (1-888-482-7342) or by sending an email request to GIAC_CRU@glic.com.

Additional general information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

The Securities and Exchange Commission has not approved or disapproved the Policy or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Special Terms Used in This Prospectus

Accumulation Period

The period between the issue date of the contract and the Annuity Commencement Date.

Accumulation Unit

A measure used to determine the value of a contract owner’s interest in each variable investment option under the contract before Annuity Payments begin. Each variable investment option will have its own Accumulation Units.

Accumulation Value

The sum of the values attributable to the Variable Investment Options and the fixed-rate option that are credited to a contract.

Adjusted Guaranteed Withdrawal Balance

This balance for the GLWB rider options is the greater of the total premium payments made under the contract or the guaranteed withdrawal balance as of the end of the day immediately preceding the day the rider fee is determined plus any increase as a result of the application of the annual minimum guarantee or cumulative guarantee

Annuitant

The person on whose life the Annuity Payments payable under the contract are based.

Annuity Commencement Date

The date on which Annuity Payments under the contract begin.

Annuity Payments

Periodic payments, either variable or fixed in nature, made by GIAC to the Contract Owner at monthly or other periodic intervals after the Annuity Commencement Date.

Annuity Unit

A measure used to determine the amount of any variable annuity payment.

Basic Contract

The contract, excluding any optional benefit riders or endorsements.

Beneficiary

The person(s) designated to receive any benefits under a contract upon the death of an owner.

Chargeable Premium

Each Net Premium that is subject to a Contingent Deferred Sales Charge (surrender charge), less the amount of any withdrawals attributable to that premium on which we assessed a Contingent Deferred Sales Charge.

Contract Anniversary Date

The annual anniversary measured from the issue date of the contract.

Contingent Annuitant

The person you name at issue to become the Annuitant if the Annuitant dies before the Annuity Commencement Date. The owner’s right to name a Contingent Annuitant may be restricted under the provisions of a retirement or deferred compensation plan for which the contract is issued. A Contingent Annuitant may be named only if permitted by the laws of the jurisdiction in which the contract is issued, and is not permitted if there is a non-natural owner.

1

Contingent Beneficiary

The person(s) designated to receive any benefits under a contract upon an owner’s death should all primary Beneficiaries predecease such owner.

Customer Service Office Contact Center

For telephonic communications: Customer Service Office Contact Center 8:00 a.m. to 7:00 p.m.

Eastern Time 1-888-GUARDIAN (1-888-482-7342).

Due Proof of Death in Good Order A certified death certificate, all necessary claim paperwork and such other information as we may require to process the death benefit.

Funds

The open-end management investment companies, each corresponding to a variable investment option.

Good Order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its Mailing Address, that contains all information required by GIAC to process that transaction. In addition, transaction requests must be received on a Valuation Date no later than the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, in order to receive that day’s Accumulation Unit values.

Monthly Contract Anniversary The same date of each calendar month as the issue date of the Basic Contract, or the last day of a calendar month, if earlier.

Mailing Address

The Guardian Insurance & Annuity Company, Inc.

Individual Markets, Annuities P. O. Box 981592

El Paso, TX 79998-1592

Net Premium

A premium paid by the owner to us in accordance with the provisions of the contract, less any applicable annuity taxes.

Owner (Contract Owner)

You (or your); the person(s) or entity designated as the owner in the contract.

Valuation Date

A date on which Accumulation Unit values are determined. Accumulation Unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading.

Valuation Period

The time period from the determination of one Accumulation Unit and Annuity Unit value to the next.

Variable Investment Options

The Funds underlying the contract are the Variable Investment Options – as distinguished from the fixed-rate option – available for allocations of Net Premium payments and allocation values.

Updated Information About Your Contract

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the Prospectus dated May 1, 2021. This may not reflect all of the changes that have occurred since you entered into your Contract. There have been changes to the underlying Funds’ information in the Fees and Expenses table and Appendix A that are contained in this Updating Summary Prospectus.

2

Important Information You Should Consider About The Contract

An investment in the contract is subject to fees, risks, and other important considerations, some of which are briefly summarized in the following table. You should review the prospectus for additional information about these topics.

Fees and Expenses				Location in Prospectus
Charges for Early Withdrawals

If you withdraw money during the first 7 years following your last premium payment, you may be assessed a surrender charge of up to 8% of the premium withdrawn, declining to 0% over that time period.

For example, if you make an early withdrawal, you could pay a surrender charge of up to $8,000 on a $100,000 investment.

				Financial Information–Contract Costs and Expenses
Transaction Charges

In addition to surrender charges, you also may be charged for the following transactions: transfers of cash value between investment options, which include the Variable Investment Options and the fixed-rate option.

Transfer Fee. We reserve the right to impose a maximum fee of $25 per transfer, if you make more than twelve transfers within a contract year.

				Financial Information–Contract Costs and Expenses
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year other options you have elected.			Financial Information–Contract Costs and Expenses
	Annual Fee	Minimum	Maximum
	Base Contract (Varies by Contract Class)[1]	1.30%	1.30%
	Investment Fund options (portfolio company fees and expenses)[2]	0.48%	1.53%
	Optional benefits available for an additional benefits charge (for a single optional benefit if elected)[3]	0.25%	2.15%

[1]  As a percentage of value in the Separate Account.

[2]  As a percentage of Fund net assets.

[3]  The minimum fee shown is calculated as a percentage of the value in the Separate Account; the maximum fee shown is calculated as a percentage of the “GWB adjustment,” which is a value used to calculate your benefit.

	Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

3

Fees and Expenses			Location in Prospectus
	Lowest Annual Cost $2,187	Highest Annual Cost $7,923

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Least expensive combination of contract class, fund fees and expenses

• No optional benefits

• No sales charges

• No additional purchase payments, transfers, or withdrawals

Assumes:

• Investment of $100,000

• 5% annual appreciation

• Most expensive combination of optional benefits and fund fees and expenses

• No sales charges

• No additional purchase payments, transfers, or withdrawals

Risks			Location in Prospectus
Risk of Loss	You can lose money by investing in this contract including loss of principal.		Principal Risks
Not a Short-Term Investment

This contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash.

Surrender charges may apply for the first 7 years of the contract. Surrender charges will reduce the value of your contract if you withdraw money during that time.

The benefits of tax deferral and living benefit protection also mean the contract is more beneficial to investors with a long time horizon.

Principal Risks
Risks Associated with Investments

An investment in this contract is subject to the risk of poor investment performance and can vary based on the investment options available under the contract.

Each investment option, including the fixed-rate option, has its own unique risks.

You should review the prospectuses for the available funds before making an investment decision.

Principal Risks
Insurance Company Risks	An investment in the contract is subject to the risks related to us, as the Depositor. Any obligations (including under the fixed-rate option), guarantees, and benefits of the contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about GIAC, including our financial strength ratings, is available by contacting us at 1-888-482-7342.		Principal Risks
Restrictions			Location in Prospectus
Investments

We reserve the right to impose a charge for transfers among investment options in excess of the 12.

We may limit transfers based on frequent trading activity.

We reserve the right to remove or substitute the Variable Investment Options that are available as investment options under the contract.

You may choose to invest in a maximum of 20 of the 45 Variable Investment Options or 19 of the Variable Investment Options and the fixed-rate option, if available, at any time.

The Accumulation Period

4

Restrictions		Location in Prospectus
Optional Benefits

Certain optional benefits limit or restrict the investment options that you may select under the contract. We may change these restrictions in the future.

Certain optional benefits generally limit subsequent purchase payments.

Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn, which could significantly reduce the value or even terminate the benefit.

Optional benefits are only available at the time you purchase your contract.

Other Contract Features
Taxes		Location in Prospectus
Tax Implications

You should consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.

If you purchase the contract through a tax-qualified plan or individual retirement account, you do not get any additional tax deferral.

You will generally not be taxed on increases in the value of the contract until they are withdrawn. Withdrawals will be subject to ordinary income tax, and may be subject to tax penalties if you take a withdrawal before age 59 1⁄2.

Financial Information–Federal tax matters
Conflicts of Interest		Location in Prospectus
Investment Professional Compensation	Your investment professional may receive compensation for selling this contract to you, in the form of commissions, additional cash benefits (e.g., bonuses), and non-cash compensation. This conflict of interest may influence your investment professional to recommend this contract over another investment for which the investment professional is not compensated or compensated less.	Your rights and responsibilities–Distribution of the contract
Exchanges	If you already own an insurance contract, some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange a contract you already own if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	Buying a contract

5

Appendix A: Funds Available Under the Contract

The following is a list of Funds available under the contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at https://guardianlife.onlineprospectus.net/guardianlife/B-Series/index.html
?where=eengine.goToDocument(%22Product%20Prospectus%22). You can also request this information at no cost by calling the Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342) or by sending an email request to GIAC_CRU@glic.com. Depending on the optional benefits you choose, you may not be able to invest in certain Funds.

The current expenses and performance information below reflects fee and expenses of the Funds, but do not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

			As of December 31, 2021
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks high total investment return.	BlackRock Global Allocation V.I. Fund (Class III) BlackRock Advisors, LLC	1.00%	6.42%	9.71%	7.68%
Long-term growth of capital.	Davis Financial Portfolio Davis Selected Advisers, LP Davis Selected Advisers- NY, Inc.	0.70%	30.54%	10.87%	13.14%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity VIP Government Money Market Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund.	0.48%	0.01%	0.77%	0.39%
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity VIP Investment Grade Bond Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the fund.	0.64%	-0.90%	4.08%	3.29%
Seeks long-term growth of capital.	Fidelity VIP Overseas Portfolio (Service Class 2) Fidelity Management & Research Company and its affiliates FMR Co., Inc. and other investment advisers serve as sub-advisers for the fund.	1.02%	19.39%	14.15%	10.55%

6

			As of December 31, 2021
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund (Class 2 Shares) Franklin Advisers, Inc.	0.72%	16.75%	7.45%	7.38%
The Fund seeks to provide capital appreciation and moderate current income while seeking to manage volatility.	Guardian Balanced Allocation VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.81%	N/A	N/A	N/A
The Fund seeks to provide a high level of current income and capital appreciation without undue risk to principal.	Guardian Core Fixed Income VIP Fund Park Avenue Institutional Advisers LLC	0.49%	N/A	N/A	N/A
The Fund seeks income and capital appreciation to produce a high total return.	Guardian Core Plus Fixed Income VIP Fund Park Avenue Institutional Advisers LLC Lord, Abbett & Co. LLC	0.79%	0.00%	3.54%	0.00%
The Fund seeks capital appreciation.	Guardian Diversified Research VIP Fund Park Avenue Institutional Advisers LLC Putnam Investment Management, LLC	0.95%	24.04%	17.91%	0.00%
The Fund seeks total return	Guardian Global Utilities VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	1.03%	16.36%	0.00%	0.00%
The Fund seeks long-term growth of capital.	Guardian Growth & Income VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.96%	28.23%	12.37%	0.00%
The Fund seeks capital appreciation.	Guardian Integrated Research VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.84%	28.14%	16.38%	0.00%
The Fund seeks total return consisting of long-term capital growth and current income.	Guardian International Growth VIP Fund Park Avenue Institutional Advisers LLC J.P. Morgan Investment Management Inc.	1.17%	10.78%	14.83%	0.00%
The Fund seeks long-term capital appreciation.	Guardian International Equity VIP Fund formerly Guardian International Value VIP Fund Park Avenue Institutional Advisers LLC Schroder Investment Management North America Inc. (“SIMNA”) Schroder Investment Management North America Limited (“SIMNA Ltd.”)	1.07%	5.40%	7.57%	0.00%
The Fund seeks to maximize long-term growth.	Guardian Large Cap Disciplined Growth VIP Fund Park Avenue Institutional Advisers LLC Wellington Management Company LLP	0.87%	20.39%	23.84%	0.00%
The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.	Guardian Large Cap Disciplined Value VIP Fund Park Avenue Institutional Advisers LLC Boston Partners Global Investors, Inc. d/b/a	0.97%	29.86%	11.49%	0.00%

7

			As of December 31, 2021
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Fund seeks long-term growth of capital.	Guardian Large Cap Fundamental Growth VIP Fund Park Avenue Institutional Advisers LLC Clearbridge Investments, LLC	0.92%	21.60%	20.82%	0.00%
The Fund seeks long-term capital appreciation.	Guardian Mid Cap Relative Value VIP Fund Park Avenue Institutional Advisers LLC Allspring Global Investments, LLC	1.03%	28.84%	11.28%	0.00%
The Fund seeks to provide a high current income with a secondary objective of capital appreciation.	Guardian Multi-Sector Bond VIP Fund Park Avenue Institutional Advisers LLC	0.87%	0.00%	0.00%	0.00%
The Fund seeks long term growth of capital.	Guardian Select Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC FIAM LLC	0.87%	N/A	N/A	N/A
The Fund seeks to provide a high level of current income consistent with preservation of capital.	Guardian Short Duration Bond VIP Fund Park Avenue Institutional Advisers LLC	0.50%	N/A	N/A	N/A
The Fund seeks capital appreciation.	Guardian Small Cap Core VIP Fund Park Avenue Institutional Advisers LLC Clearbridge Investments, LLC	1.04%	17.72%	0.00%	0.00%
The Fund seeks capital appreciation.	Guardian Small-Mid Cap Core VIP Fund Park Avenue Institutional Advisers LLC Allspring Global Investments, LLC	0.93%	N/A	N/A	N/A
The Fund seeks capital appreciation.	Guardian Strategic Large Cap Core VIP Fund Park Avenue Institutional Advisers LLC AllianceBernstein L.P.	0.84%	N/A	N/A	N/A
The Fund seeks total return with an emphasis on current income as well as capital appreciation.	Guardian Total Return Bond VIP Fund Park Avenue Institutional Advisers LLC	0.78%	-0.84%	0.00%	0.00%
The Fund seeks total return with an emphasis on current income as well as capital appreciation.	Guardian U.S. Government Securities VIP Fund Park Avenue Institutional Advisers LLC	0.75%	-2.47%	0.00%	0.00%
Total return through growth of capital and income.	Invesco V.I. Global Real Estate Fund (Series II) Invesco Advisers, Inc.	1.22%	25.44%	7.27%	7.84%
Seeks long-term growth of capital.	Janus Henderson Global Technology and Innovation Portfolio (Service Shares) Janus Henderson Investors US LLC	0.97%	17.75%	30.32%	22.96%
The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio (Advisor Class) PIMCO	0.75%	-1.03%	1.44%	1.49%

8

			As of December 31, 2021
Type/Investment Objective	Portfolio Company And Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio (Advisor Class) PIMCO	0.77%	5.48%	5.23%	2.95%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Templeton Global Bond VIP Fund (Class 2 Shares) Franklin Advisers, Inc.	0.76%	-4.99%	-0.94%	1.13%
Seeks long-term capital growth.	Templeton Growth VIP (Class 2 Shares) Templeton Global Advisors Limited	1.18%	4.87%	5.21%	7.36%
The Victory 500 Index VIP Series seeks to match, before fees and expenses, the performance of the stocks composing the Victory US Large Cap 500 Index.	Victory 500 Index VIP Series Victory Capital Management Inc.	0.28%	27.43%	18.39%	16.36%
Seeks to provide current income. Capital appreciation is a secondary objective.	Victory High Yield VIP Series Victory Capital Management Inc. Park Avenue Institutional Advisers LLC	0.89%	5.85%	7.86%	6.93%
Long-term capital appreciation.	Victory RS International VIP Series Victory Capital Management Inc.	0.93%	14.37%	10.87%	8.73%
Long-term capital appreciation.	Victory RS Large Cap Alpha VIP Series Victory Capital Management Inc.	0.55%	23.49%	11.73%	13.07%
Long-term capital growth.	Victory RS Small Cap Growth Equity VIP Series Victory Capital Management Inc.	0.88%	-10.43%	16.82%	15.54%
Long-term capital appreciation.	Victory Sophus Emerging Markets VIP Series Victory Capital Management Inc.	1.35%	-4.42%	9.62%	4.99%

9

APPENDIX B: FUNDS AVAILABLE UNDER THE GLWB RIDER

For contracts issued in conjunction with application dated during the periods below, the chart lists the models available to contracts with the rider. During the entire time this rider is in effect, you must invest all of your premium payments and the contract Accumulation Value in one of the allocation models listed under the applicable period for your contract.

Guardian Fund Name	Guaranteed Living Benefit Rider
	12/08/08 -12/6/10			12/07/10-4/30/10			5/1/11-4/29/12				4/30/12-6/4/12
	Growth 80/20	Moderate 60/40	Conservative 40/60	Growth 80/20	Moderate 60/40	Conservative 40/60	Aggressive 80/20	Growth 70/30	Moderate 60/40	Conservative 40/60	Aggressive 80/20	Growth 70/30	Moderate 60/40	Conservative 40/60
Guardian Core Fixed Income VIP Fund	5%	9%	13%	5%	9%	13%	5%		9%	13%	5%		9%	13%
Guardian Core Plus Fixed Income VIP Fund											2%		4%	7%
Guardian Diversified Research VIP Fund								20%				20%
Guardian Global Utilities VIP Fund	2%	2%		2%	2%		2%		2%		2%		2%
Guardian Growth & Income VIP Fund								22%				22%
Guardian Integrated Research VIP Fund	5%	4%	4%	10%	7%	5%	10%		7%	5%	10%		7%	5%
Guardian International Equity VIP Fund	8%	5%	5%	8%	5%	5%	9%		5%	5%	9%		5%	5%
Guardian International Growth VIP Fund	3%	2%		3%	2%		2%	9%	2%		2%	9%	2%
Guardian Large Cap Disciplined Growth VIP Fund	7%	5%	3%	10%	7%	5%	10%		7%	5%	10%		7%	5%
Guardian Large Cap Fundamental Growth VIP Fund	5%	4%	3%	7%	5%	4%	7%		5%	4%	7%		5%	4%
Guardian Mid Cap Relative Value VIP Fund								12%				12%
Guardian Multi-Sector Bond VIP Fund	5%	10%	15%	5%	10%	15%	5%		10%	15%	3%		6%	8%
Guardian Select Mid Cap Core VIP Fund	6%	4%	3%	6%	4%	3%	6%		4%	3%	6%		4%	3%
Guardian Small Cap Core VIP Fund	5%	4%	2%	5%	4%	2%	5%	7%	4%	2%	5%	7%	4%	2%
Guardian Small-Mid Cap Core VIP Fund	10%	9%	6%	10%	9%	6%	10%		9%	6%	10%		9%	6%
Guardian Strategic Large Cap Core VIP Fund	11%	8%	6%	7%	5%	4%	7%		5%	4%	7%		5%	4%
Guardian Total Return Bond VIP Fund	4%	8%	13%	4%	8%	13%	4%	30%	8%	13%	4%	30%	8%	13%
Guardian U.S. Government Securities VIP Fund	3%	7%	10%	3%	7%	10%	3%		7%	10%	3%		7%	10%
Janus Henderson Global Technology and Innovation Portfolio (Service Shares)	2%	2%		2%	2%		2%		2%		2%		2%
Victory INCORE Low Duration Bond VIP Series	3%	6%	9%	3%	6%	9%	3%		6%	9%	3%		6%	9%
Victory RS Large Cap Alpha VIP Series	16%	11%	8%	10%	8%	6%	10%		8%	6%	10%		8%	6%

*	You may only elect the GLWB Step-Up Death Benefit or GLWB Return of Premium Death Benefit if you elect the GLWB rider. This means that when you elect one of these death benefits, your investment allocations must conform with the GLWB investment allocation restrictions.

10

The prospectus and SAI are parts of the registration statement that we filed with the Securities and Exchange Commission (SEC), dated May 1, 2022. Both documents contain additional important information about the contract. The prospectus and SAI are incorporated herein by reference, which means they are legally a part of this Updating Summary Prospectus. For a free copy of the prospectus or SAI, or for general inquiries, call our Service Center at 1-888-GUARDIAN (1-888-482-7342) or write to our Service Center using the following address:

The Guardian Insurance & Annuity Company, Inc.

Individual Markets, Annuities

P. O. Box 981592

El Paso, TX 79998-1592

The SEC maintains a website (http://www.sec.gov) that contains the registration statement, material incorporated by reference, and other information regarding companies that file electronically with the SEC. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Contract ID: C000072168

11